Long-Term Debt and Convertible Promissory Notes - Summary of Convertible Promissory Notes (Details) (Parenthetical)	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Oct. 31, 2016	Dec. 29, 2015	Aug. 31, 2014
Convertible note payable issuance, percent			10.00%
Convertible Debt One [Member]
Convertible note payable issuance, percent	12.00%	12.00%	12.00%
Convertible note payable, issued date	August 2013	August 2013
Convertible note payable, due date	August 2016	August 2016
Convertible Debt [Member]
Convertible note payable issuance, percent			12.00%
Convertible note payable, issued date	November 2013	November 2013
Convertible note payable, due date	November 2015	November 2015
Convertible Debt Two [Member]
Convertible note payable issuance, percent	12.00%	12.00%	12.00%		12.00%
Convertible note payable, issued date	August 2014	August 2014
Convertible note payable, due date	August 2015	August 2015
Convertible Debt Three [Member]
Convertible note payable issuance, percent	10.00%	10.00%
Convertible note payable, issued date	October 2014	October 2014
Convertible note payable, due date	October 2015	October 2015
Convertible Debt Four [Member]
Convertible note payable issuance, percent	10.00%	10.00%		12.00%
Convertible note payable, issued date	December 2014	December 2014
Convertible note payable, due date	December 2016	December 2016
Convertible Debt Five [Member]
Convertible note payable issuance, percent	12.00%	12.00%
Convertible note payable, issued date	November 2015	November 2015
Convertible note payable, due date	November 2017	November 2017
Convertible Debt Six [Member]
Convertible note payable issuance, percent	12.00%	12.00%
Convertible note payable, issued date	December 2015	December 2015
Convertible note payable, due date	September 2016	September 2016